Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
Subsequent Events
23.	Subsequent Events
Between July 1, 2025 and until the date of issuance of these financial statements (October 10, 2025), no additional events or events of importance have occurred that require adjustments or disclosures to the condensed consolidated interim financial statements as of June 30, 2025.